Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 439,135	$ 396,146	$ 515,497
Non-hedge derivative assets	2,736	1,712
Prepayment option - embedded derivative	49,754	2,585
Investments	15,669	11,287
Deferred Rosemont acquisition consideration	25,961	24,491
Finance leases	63,514	81,947	$ 89,215
Other financial liabilities	219,091	67,860
Senior unsecured notes	1,277,124	1,050,126
Embedded derivatives		9,074
Gold prepayment liability	137,031	0
Non-hedge derivative liabilities	15,312	10,295
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	439,135	396,146
Restricted cash	337	337
Trade and other receivables	114,381	91,046
Non-hedge derivative assets	2,736	1,712
Investments	15,669	11,287
Total financial assets	572,258	500,528
Trade and other payables	209,413	184,604
Deferred Rosemont acquisition consideration	25,961	24,491
Other financial liabilities	41,912	21,338
Senior unsecured notes	1,277,124	1,050,126
Embedded derivatives	0	9,074
Gold prepayment liability	137,031	0
Non-hedge derivative liabilities	15,312	10,295
Total financial liabilities	1,706,753	1,299,928
Net financial liability	(1,134,495)	(799,400)
Carrying Amounts [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	439,135	396,146
Restricted cash	337	337
Trade and other receivables	114,381	91,046
Non-hedge derivative assets	2,736	1,712
Investments	15,669	11,287
Total financial assets	572,258	500,528
Trade and other payables	209,413	184,604
Deferred Rosemont acquisition consideration	25,961	24,491
Other financial liabilities	40,787	24,000
Senior unsecured notes	1,139,695	991,558
Embedded derivatives	0	9,074
Gold prepayment liability	137,031	0
Non-hedge derivative liabilities	15,312	10,295
Total financial liabilities	1,568,199	1,244,022
Net financial liability	$ (995,941)	$ (743,494)